Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (267,511)	$ 1,352,593
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Paid-in-kind interest income on investments held in Trust Account	(13,640)	(1,616,602)
Changes in operating assets:
Prepaid expenses		58,750
Accounts payable & accrued expenses	(62,537)	62,061
Net cash used in operating activities	(343,688)	(143,198)
Cash Flows from Investing Activities:
Due from related party		143,198
Cash withdrawn from Trust Account in connection with redemption		263,325,414
Net cash provided by investing activities		263,468,612
Cash Flows from Financing Activities:
Proceeds from note payable to related party	129,511
Proceeds received from advances from related parties	214,177
Redemption of ordinary shares		(263,325,414)
Net cash provided by (used in) financing activities	343,688	(263,325,414)
Net change in cash
Cash - beginning of the period
Cash - end of the period
Supplemental disclosure of noncash financing activities:
Waiver of deferred underwriting fee		13,915,000
Accretion of common share subject to redemption	$ 13,640	$ 1,616,602